SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Geographic Areas, Revenues from External Customers [Abstract]
Schedule Of Revenues by Region
The following tables present total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
Revenues from sales to unaffiliated customers:

North America	$40,236	$39,498	$41,384
Europe	43,457	45,448	38,919
Africa	19,872	12,111	23,690
Asia-Pacific and Middle East	29,743	44,983	47,320
India	80,247	130,042	131,201
Latin America	80,086	59,951	61,360

	$293,641	$332,033	$343,874

Property and equipment, net, by geographic areas:

Israel	$23,162	$25,419	$28,494

Others	4,398	4,451	5,119

	$27,560	$29,870	$33,613